Current and deferred income tax (Details1)	12 Months Ended
Jun. 30, 2018
ARGENTINA
Disclosure of financial assets [line items]
Income tax rate	35.00%
URUGUAY
Disclosure of financial assets [line items]
Income tax rate	0.00%